DEBT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF DEBT OBLIGATIONS

Debt obligations is comprised of the following:

	September 30, 2024	December 31, 2023
Economic injury disaster loan (EIDL)	$145,328	$147,781
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	-	129,651
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	-	58,819
Revolving Loan Agreement	-	4,880,000
Commercial Extension of Credit- Entertainment Segment	295,000	87,928
Merchant Advances - Video Solutions Segment	2,091,500	1,350,000
Merchant Advances - Entertainment Segment	1,364,986	-
Unamortized debt issuance costs	(315,955)	(540,429)
Debt obligations	3,580,859	6,113,750
Less: current maturities of debt obligations	3,438,910	1,260,513
Debt obligations, long-term	$141,949	$4,853,237

Debt obligations is comprised of the following:

	December 31, 2023	December 31, 2022
Economic injury disaster loan (EIDL)	$147,781	$150,000
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	129,651	388,955
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	58,819	176,456
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	-	208,083
Contingent consideration promissory note - Nobility Healthcare Division Acquisition	-	4,346
Revolving Loan Agreement	4,880,000	-
Commercial Extension of Credit- Entertainment Segment	87,928	-
Merchant Advances	1,350,000	-
Unamortized debt issuance costs	(540,429)	-
Debt obligations	6,113,750	927,840
Less: current maturities of debt obligations	1,260,513	485,373
Debt obligations, long-term	$4,853,237	$442,467

SCHEDULE OF MATURITY OF DEBT OBLIGATIONS

Debt obligations mature on an annual basis as follows as of September 30, 2024:

September 30, 2024
2024 (October 1, 2024 to December 31, 2024)	$3,436,363
2025	3,412
2026	3,542
2027	3,677
2028 and thereafter	133,865

Total	$3,580,859
Debt obligations mature as follows as of December 31, 2023:
December 31, 2023
2024	$1,260,513
2025	4,712,154
2026	3,542
2027	3,677
2028 and thereafter	133,864

Total	$6,113,750

SCHEDULE OF WARRANT TO PURCHASE COMMON STOCK GRANTED

Terms at April 5, 2023 (issuance date)
Volatility - range	106.0%
Risk-free rate	3.36%
Dividend	0%
Remaining contractual term	5.0 years
Exercise price	$5.50 - 7.50
Common stock issuable under the warrants	1,125,000

Terms at April 5, 2023 (issuance date)
Volatility - range	106.0%
Risk-free rate	3.36%
Dividend	0%
Remaining contractual term	5.0 years
Exercise price	$5.50 - 7.50
Common stock issuable under the warrants	1,125,000